Leases - Schedule of Supplemental Cash Flow Information (Details) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$ 21,430
Operating cash flows used in finance leases	2,327
Financing cash flows used in finance leases	8,370
ROU assets obtained in exchange for lease liabilities
Operating leases	3,826
Finance leases	$ 1,039